Non-operating income (expenses)	12 Months Ended
Dec. 31, 2024
OtherNonoperatingIncomeAndExpense [Abstract]
Non-operating income (expenses)
37.
NON-OPERATING
INCOME (EXPENSES)

(1)	Details of gains or losses on valuation of investments in joint ventures and associates are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Gains on valuation of investments in joint ventures and associates	98,858	132,541	96,176
Losses on valuation of investments in joint ventures and associates	(11,134)	(22,710)	(19,911)
Impairment losses of investments in joint ventures and associates	(17,728)	—	—

Total	69,996	109,831	76,265

(2)	Details of other non-operating income and expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Other non-operating incomes	158,778	117,746	88,398
Other non-operating expenses	(111,728)	(209,153)	(197,006)

Total	47,050	(91,407)	(108,608)

(3)	Details of other non-operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Rental fee income	22,798	26,477	23,307
Gains on disposal of investments in joint ventures and associates	599	33,123	19,642
Gains on disposal of premises and equipment, intangible assets and other assets	55,852	5,267	7,064
Reversal of impairment loss of premises and equipment, intangible assets and other assets	310	230	147
Others (*)	79,219	52,649	38,238

Total	158,778	117,746	88,398

(*)	Others include 46,536 million Won, 14,060 million Won and 2,517 million Won of other gains related to other provisions for the years ended December 31, 2022 , 2023 and 2024, respectively.

(4)	Details of other non-operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Depreciation on investment properties	3,925	5,398	8,216
Operating expenses on investment properties	1,448	2,058	2,110
Losses on disposal of investment in joint ventures and associates	3,690	588	532
Losses on disposal of premises and equipment, intangible assets and other assets	3,177	1,873	2,233
Impairment losses of premises and equipment, intangible assets and other assets	260	129	3,627
Donation	50,547	63,729	118,589
Others (*)	48,681	135,378	61,699

Total	111,728	209,153	197,006

(*)	Others include 18,458 million Won, 66,910 million Won and 31,023 million Won of other losses related to other provisions for the years ended December 31, 2022, 2023 and 2024, respectively.